Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,479,000
Previously Paid Amount	0.00
Total Fee Amount	685.73
Total Offset Amount	0.00
Net Fee	685.73
Narrative - Max Aggregate Offering Price	$ 4,479,000
Final Prospectus	true